Cover	Sep. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	001-42729
Entity Registrant Name	EQV Ventures Acquisition Corp. II
Entity Central Index Key	0002042902
Entity Tax Identification Number	98-1810179
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1090 Center Drive
Entity Address, City or Town	Park City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84098
City Area Code	405
Local Phone Number	870-3781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Trading Symbol	EVAC U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EVAC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	EVAC WS
Security Exchange Name	NYSE